Shareholder Report, Holdings (Details) - AssetS&P 500 Index Master Portfolio	Jun. 30, 2026
C000171784
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000171785
Holdings [Line Items]
Percent of Net Asset Value	100.00%